Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Income Taxes

(9)         INCOME TAXES

Income tax expense (benefit) consists of:

	Current	Deferred	Total
Year Ended December 31, 2009:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	5,104	––	5,104
	$5,104	$––	$5,104
Year Ended December 31, 2010:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	1,782	––	1,782
	$1,782	––	1,782

A reconciliation of the expected income tax expense or benefit to actual follows:

	2009	2010
Computed "expected" US tax (benefit) at Federal statutory rate	$(874,274)	$91,183
Change resulting from:
State and local income taxes, net of federal income tax benefit	––	––
Foreign income taxes	5,104	1,782
Federal valuation allowance	780,913	(66,541)
Non––deductible items	97,850	1,906
Change in estimate for prior years’ provisions	(4,489)	(26,548)
Income tax expense (benefit)	$5,104	$1,782

Temporary differences at December 31 follow:

	2009	2010
Deferred income tax assets:
Inventories	$331,556	406,841
Accounts receivable	133,651	162.794
Intangible assets	347,148	258,908
Accrued expenses	50,037	45.311
Net operating loss and tax credit carry forwards	17,134,714	17,104,665
Plant and equipment	14,636	18,608
Stock compensation	49,591	89,169
Other – investment impairments	121,376	129,466
Total deferred income tax assets	18,182,709	18,215,762
Valuation allowance	(18,182,709)	(18,215,762)
Net deferred tax assets	$––	$––

  As of December 31, 2010 the Company had federal net operating loss carry forwards of approximately $45,219,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2018 to 2029. As of December 31, 2010, the Company had Massachusetts state net operating loss carry forwards of approximately $16,640,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2011 through 2014.

The distribution of Zoom Telephonics stock to Zoom Technologies’ shareholders was not intended to be a tax-free distribution governed by Section 355 of the Internal Revenue Code. A taxable distribution will generally result in taxable gain to the distributing corporation; however, Zoom Technologies’ tax basis in Zoom Telephonics is believed to exceed the fair market value of that stock as of the date of distribution. In addition, even if Zoom Technologies’ tax basis in the Zoom Telephonics stock was less than the fair market value of that stock as of the date of distribution, it is believed that there are sufficient net operating loss carry forwards to offset any taxable gain recognized.  To the extent that either of these assumptions are incorrect, Zoom Telephonics, as the successor to Zoom Technologies, has fully indemnified TCB Digital for any pre-closing income taxes incurred, including any income tax resulting from the distribution of Zoom Telephonics.  Management believes the likelihood of the Company incurring any obligation under this indemnification is remote.

Effective January 1, 2007, the Company adopted the provisions of a new standard which provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements. Tax positions must meet a "more-likely-than-not" recognition threshold at the effective date to be recognized upon adoption and in subsequent periods. Upon the adoption, and at December 31, 2010 and 2009, the Company did not have any uncertain tax positions. No interest and penalties related to uncertain tax positions were accrued at December 31, 2010 and 2009.

The Company files income tax returns in the United States and the United Kingdom. Years subsequent to 2007 are open for U.S. Federal and state income tax reporting and years subsequent to 2005 are open in the United Kingdom

The Company has not provided for U.S. income taxes related to undistributed earnings from its foreign operations at December 31, 2010, as the Company considers these earnings to be permanently reinvested.  Determination of the additional income taxes and applicable withholding that would be payable on the remittance of such undistributed earnings is not practicable because such liability, if any, is dependent upon circumstances existing if and when the Company no longer considers all or a portion of such undistributed earnings to be permanently reinvested.